FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          November 13, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $ 1,857,217  (thousands)

List of Other Included Managers:          None




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
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                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CINTAS CORP                        COM        172908105      49,343   1,330,000 SH         Sole                1,330,000
DEL MONTE FOODS CO                 COM        24522P103     154,928  14,755,000 SH         Sole               14,755,000
DONNELLEY R R & SONS CO            COM        257867101     379,047  10,367,800 SH         Sole               10,367,800
DOVER CORP                         COM        260003108      22,928     450,000 SH         Sole                  450,000
EATON CORP                         COM        278058102     178,272   1,800,000 SH         Sole                1,800,000
GARDNER DENVER INC                 COM        365558105      15,600     400,000 SH         Sole                  400,000
GENCORP INC                        COM        368682100      29,661   2,480,000 SH         Sole                2,480,000
GOODRICH CORP                      COM        382388106     279,743   4,100,000 SH         Sole                4,100,000
JOY GLOBAL INC                     COM        481165108     300,365   5,905,717 SH         Sole                5,905,717
KELLY SVCS INC                     CL A       488152208      14,858     750,000 SH         Sole                  750,000
MCCLATCHY CO                       CL A       579489105      12,246     612,900 SH         Sole                  612,900
NORFOLK SOUTHERN CORP              COM        655844108      20,764     400,000 SH         Sole                  400,000
OIL STS INTL INC                   COM        678026105      53,082   1,099,000 SH         Sole                1,099,000
OSHKOSH TRUCK CORP                 COM        688239201      41,520     670,000 SH         Sole                  670,000
SMITH INTL INC                     COM        832110100     203,133   2,845,000 SH         Sole                2,845,000
TIMKEN CO                          COM        887389104      46,438   1,250,000 SH         Sole                1,250,000
TRINITY INDS INC                   COM        896522109      55,289   1,472,800 SH         Sole                1,472,800
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